Eaton Vance

Growth Fund

March 31, 2019

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.6%

Security	Shares	Value
Aerospace & Defense — 3.5%
Boeing Co. (The)	15,050	$5,740,371
Raytheon Co.	35,855	6,528,478

		$12,268,849

Auto Components — 2.3%
Aptiv PLC	102,407	$8,140,333

		$8,140,333

Banks — 2.6%
Bank of America Corp.	127,346	$3,513,476
JPMorgan Chase & Co.	56,258	5,694,998

		$9,208,474

Beverages — 1.6%
Coca-Cola Co. (The)	76,766	$3,597,255
PepsiCo, Inc.	16,728	2,050,016

		$5,647,271

Biotechnology — 4.5%
Alnylam Pharmaceuticals, Inc.(1)	20,372	$1,903,763
Argenx SE ADR(1)(2)	12,436	1,552,510
Bluebird Bio, Inc.(1)	5,721	900,085
Celgene Corp.(1)	29,079	2,743,313
Exact Sciences Corp.(1)(2)	26,916	2,331,464
Vertex Pharmaceuticals, Inc.(1)	33,626	6,185,503

		$15,616,638

Building Products — 1.5%
Fortune Brands Home & Security, Inc.	112,098	$5,336,986

		$5,336,986

Capital Markets — 1.9%
Charles Schwab Corp. (The)	153,958	$6,583,244

		$6,583,244

Chemicals — 2.3%
Ecolab, Inc.	29,781	$5,257,538
Sherwin-Williams Co. (The)	6,061	2,610,533

		$7,868,071

Commercial Services & Supplies — 2.8%
Waste Connections, Inc.	52,012	$4,607,743
Waste Management, Inc.	49,422	5,135,440

		$9,743,183

Communications Equipment — 1.3%
Arista Networks, Inc.(1)	14,230	$4,474,766

		$4,474,766

Security	Shares	Value
Containers & Packaging — 0.5%
Avery Dennison Corp.	15,687	$1,772,631

		$1,772,631

Electronic Equipment, Instruments & Components — 1.0%
Littelfuse, Inc.	18,921	$3,452,704

		$3,452,704

Entertainment — 3.0%
Netflix, Inc.(1)	12,116	$4,320,081
Spotify Technology SA(1)	25,813	3,582,845
Walt Disney Co. (The)	23,410	2,599,212

		$10,502,138

Health Care Equipment & Supplies — 5.5%
Abbott Laboratories	96,499	$7,714,130
Danaher Corp.	34,452	4,548,353
Intuitive Surgical, Inc.(1)	9,080	5,180,866
iRhythm Technologies, Inc.(1)(2)	20,707	1,552,197

		$18,995,546

Health Care Providers & Services — 2.1%
Anthem, Inc.	8,514	$2,443,348
UnitedHealth Group, Inc.	19,937	4,929,622

		$7,372,970

Hotels, Restaurants & Leisure — 1.0%
Starbucks Corp.	49,121	$3,651,655

		$3,651,655

Interactive Media & Services — 13.7%
Alphabet, Inc., Class A(1)	9,339	$10,990,976
Alphabet, Inc., Class C(1)	14,429	16,929,690
Cargurus, Inc.(1)	71,137	2,849,748
Facebook, Inc., Class A(1)	47,152	7,859,767
IAC/InterActiveCorp.(1)	30,866	6,485,255
Twitter, Inc.(1)	73,972	2,432,200

		$47,547,636

Internet & Direct Marketing Retail — 8.9%
Amazon.com, Inc.(1)	15,684	$27,929,283
Booking Holdings, Inc.(1)	1,665	2,905,275

		$30,834,558

IT Services — 7.5%
GoDaddy, Inc., Class A(1)	98,009	$7,369,297
Visa, Inc., Class A(2)	120,976	18,895,241

		$26,264,538

Life Sciences Tools & Services — 1.8%
Agilent Technologies, Inc.	45,706	$3,673,848
Illumina, Inc.(1)	8,181	2,541,755

		$6,215,603

Pharmaceuticals — 3.4%
AstraZeneca PLC ADR	80,601	$3,258,699
Merck & Co., Inc.	73,202	6,088,210
Novartis AG ADR	25,909	2,490,891

		$11,837,800

Security	Shares	Value
Road & Rail — 1.6%
CSX Corp.	72,549	$5,428,116

		$5,428,116

Semiconductors & Semiconductor Equipment — 3.9%
Micron Technology, Inc.(1)	69,686	$2,880,123
QUALCOMM, Inc.	94,340	5,380,210
Texas Instruments, Inc.	50,614	5,368,627

		$13,628,960

Software — 14.6%
Adobe, Inc.(1)	37,008	$9,862,262
Intuit, Inc.	23,984	6,269,658
Microsoft Corp.	95,283	11,237,677
Palo Alto Networks, Inc.(1)	32,747	7,953,591
SailPoint Technologies Holding, Inc.(1)	123,052	3,534,053
salesforce.com, Inc.(1)	76,041	12,042,613

		$50,899,854

Specialty Retail — 3.6%
Lowe’s Cos., Inc.	48,079	$5,263,208
TJX Cos., Inc. (The)	65,703	3,496,057
Ulta Beauty, Inc.(1)	10,447	3,643,182

		$12,402,447

Technology Hardware, Storage & Peripherals — 1.5%
Apple, Inc.	27,702	$5,261,995

		$5,261,995

Textiles, Apparel & Luxury Goods — 1.7%
NIKE, Inc., Class B	70,266	$5,917,100

		$5,917,100

Total Common Stocks (identified cost $201,169,797)		$346,874,066

Short-Term Investments — 0.4%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.59%(3)	1,280,320	$1,280,320

Total Short-Term Investments (identified cost $1,280,320)		$1,280,320

Total Investments — 100.0% (identified cost $202,450,117)		$348,154,386

Other Assets, Less Liabilities — 0.0%(4)		$132,787

Net Assets — 100.0%		$348,287,173

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

All or a portion of this security was on loan at March 31, 2019. The aggregate market value of securities on loan at March 31, 2019 was $24,087,838 and the total market value of the collateral received by the Fund was $24,326,782, comprised of U.S. Government and/or agencies securities.

(3)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2019. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended March 31, 2019 was $8,666.

(4)	Amount is less than 0.05%.

Abbreviations:

ADR	-	American Depositary Receipt

The Fund did not have any open derivative instruments at March 31, 2019.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2019, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$346,874,066	*	$—	$—	$346,874,066
Short-Term Investments	—		1,280,320	—	1,280,320
Total Investments	$346,874,066		$1,280,320	$—	$348,154,386

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

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